Unaudited Quarterly Data	12 Months Ended
Dec. 31, 2020
Unaudited Quarterly Data
Unaudited Quarterly Data

(27) Unaudited Quarterly Data

Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2020	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Revenue	83,233	11,755	82,856	11,728	84,316	12,418	86,350	13,234	336,755	51,610
Gross profit	29,759	4,203	34,435	4,874	36,040	5,308	36,465	5,589	136,699	20,950
Net income (loss)	12,954	1,830	14,057	1,990	13,483	1,986	(20,884)	(3,200)	19,610	3,006
Basic and diluted earnings (loss) per share	3.97	0.56	4.30	0.61	4.13	0.61	(6.39)	(0.98)	6.00	0.92